UNITED STATES
                       SECURITES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               --------------

Check here if Amendment [_]; Amendment Number:
                                               --------------
This Amendment (Check only one): [_]  is a restatement.
                                 [_]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Atalanta Sosnoff Capital, LLC
          ---------------------------------
Address:  101 Park Avenue
          ---------------------------------
          New York, NY 10178
          ---------------------------------

Form 13F File Number:  28-01162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:   Kevin S. Kelly
        -------------------------------------------------
Title:  Chief Operating Officer & Chief Financial Officer
        -------------------------------------------------
Phone:  (212) 867-5000
        -------------------------------------------------

Signature, Place and Date of Signing:

/s/ Kevin S. Kelly             New York, N.Y.            07/13/10
-----------------------        ------------------        ----------
[Signature]                    [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
--------------------------------------------------------------------------------

Report Summary:


Number of Other Included Managers:          ONE
                                            ---


Form 13F Information Table Entry Total:     117
                                            ---


Form 13F Information Table Value Total:     7,453,759 (thousands)
                                            ---------


List of Other Included Managers:

No.   13F File Number   Name

 2    28-01974          Atalanta Sosnoff Management, LLC
---   ---------------   --------------------------------

                                Atalanta Sosnoff
                                    FORM 13F
                         Atalanta Sosnoff Capital, LLC
                                 June 30, 2010

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    94294  1193742 SH       Sole                           1193742
AMERICAN TOWER CORP            COM              029912201    52617  1182396 SH       Sole                           1182396
APPLE INC                      COM              037833100   224754   893549 SH       Sole                            893549
BANK OF AMERICA CORPORATION    COM              060505104   156782 10910389 SH       Sole                          10910389
BB&T CORP                      COM              054937107     1191    45259 SH       Sole                             45259
BOEING CO                      COM              097023105   155869  2483971 SH       Sole                           2483971
CAPITAL ONE FINANCIAL CORP     COM              14040H105    75083  1863114 SH       Sole                           1863114
CARNIVAL CORP                  COM              143658300      737    24359 SH       Sole                             24359
CELGENE CORP                   COM              151020104    42607   838382 SH       Sole                            838382
CISCO SYS INC                  COM              17275R102   179642  8429950 SH       Sole                           8429950
CITIGROUP INC                  COM              172967101       45    11875 SH       Sole                             11875
CUMMINS INC                    COM              231021106    63625   976890 SH       Sole                            976890
DIRECTV CLASS A NEW            COM              25490A101   124448  3668857 SH       Sole                           3668857
DISNEY WALT CO                 COM              254687106   109301  3469872 SH       Sole                           3469872
DOW CHEM CO                    COM              260543103    97778  4122165 SH       Sole                           4122165
DU PONT E I DE NEMOURS & CO    COM              263534109    86420  2498397 SH       Sole                           2498397
EXPRESS SCRIPTS INC            COM              302182100    96512  2052581 SH       Sole                           2052581
FORD MTR CO DEL                COM              345370860   102111 10130011 SH       Sole                          10130011
GENERAL DYNAMICS CORP          COM              369550108     1605    27400 SH       Sole                             27400
GILEAD SCIENCES INC            COM              375558103    68840  2008172 SH       Sole                           2008172
GOOGLE INC CL A                COM              38259P508   127420   286369 SH       Sole                            286369
HEWLETT PACKARD CO             COM              428236103   157611  3641662 SH       Sole                           3641662
HONEYWELL INTL INC             COM              438516106      277     7095 SH       Sole                              7095
IBM CORP                       COM              459200101   167971  1360311 SH       Sole                           1360311
JPMORGAN CHASE & CO            COM              46625H100   168663  4607015 SH       Sole                           4607015

                                Atalanta Sosnoff
                                    FORM 13F
                         Atalanta Sosnoff Capital, LLC
                                 June 30, 2010

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MEDCOHEALTH SOLUTIONS INC      COM              58405U102    75626  1373023 SH       Sole                           1373023
MERCK & CO INC NEW             COM              58933Y105    55049  1574179 SH       Sole                           1574179
OCCIDENTAL PETE CORP           COM              674599105   132598  1718699 SH       Sole                           1718699
ORACLE CORP                    COM              68389X105   117275  5464803 SH       Sole                           5464803
PEABODY ENERGY CORPORATION     COM              704549104    45315  1158070 SH       Sole                           1158070
PNC BANK CORP                  COM              693475105    44744   791935 SH       Sole                            791935
PRECISION CASTPARTS CORP       COM              740189105   105013  1020332 SH       Sole                           1020332
SALESFORCE.COM INC             COM              79466L302    58827   685466 SH       Sole                            685466
SCHLUMBERGER LTD               COM              806857108    96126  1737008 SH       Sole                           1737008
SPDR S&P 500 ETF TRUST         COM              78462F103     1842    17850 SH       Sole                             17850
STARWOOD HOTELS&RESORTS WORLDW COM              85590A401    42547  1026951 SH       Sole                           1026951
TEVA PHARMACEUTICAL IND LTD AD COM              881624209    81173  1561327 SH       Sole                           1561327
UNION PAC CORP                 COM              907818108   149719  2153916 SH       Sole                           2153916
UNITED PARCEL SERVICES INC     COM              911312106    73629  1294229 SH       Sole                           1294229
UNITED TECHNOLOGIES CORP       COM              913017109    73510  1132493 SH       Sole                           1132493
VALE SA SPONSORED ADR          COM              91912E105    83292  3420611 SH       Sole                           3420611
VISA INC CL A                  COM              92826C839   107044  1512990 SH       Sole                           1512990
ISHARES TRUST MSCI EAFE INDEX                   464287465     1042 22405.000SH       Sole                         22405.000
PARTICIPANT LOANS OUTSTANDING                                   31 30590.020SH       Sole                         30590.020
REPORT SUMMARY                 44 DATA RECORDS             3700602            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

                                Atalanta Sosnoff
                                    FORM 13F
                        Atalanta Sosnoff Management, LLC
                                 June 30, 2010

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    92890  1175966 SH       Sole                           1175966
ABBOTT LABS                    COM              002824100     2203    47097 SH       Sole                             47097
AIR PRODS & CHEMS INC          COM              009158106      233     3600 SH       Sole                              3600
ALTRIA GROUP INC COM           COM              02209S103      917    45761 SH       Sole                             45761
AMERICAN EXPRESS CO            COM              025816109      904    22775 SH       Sole                             22775
AMERICAN TOWER CORP            COM              029912201    51616  1159920 SH       Sole                           1159920
APPLE INC                      COM              037833100   248140   986523 SH       Sole                            986523
AT&T INC                       COM              00206R102     1052    43475 SH       Sole                             43475
BANK OF AMERICA CORPORATION    COM              060505104   157514 10961332 SH       Sole                          10961332
BB&T CORP                      COM              054937107    20464   777803 SH       Sole                            777803
BEST BUY INC                   COM              086516101     1126    33240 SH       Sole                             33240
BMC SOFTWARE INC               COM              055921100      554    15990 SH       Sole                             15990
BOEING CO                      COM              097023105   179356  2858265 SH       Sole                           2858265
BRISTOL MYERS SQUIBB CO        COM              110122108     1288    51636 SH       Sole                             51636
CAPITAL ONE FINANCIAL CORP     COM              14040H105    68907  1709857 SH       Sole                           1709857
CARNIVAL CORP                  COM              143658300     1907    63053 SH       Sole                             63053
CELGENE CORP                   COM              151020104    41144   809601 SH       Sole                            809601
CISCO SYS INC                  COM              17275R102   184044  8636495 SH       Sole                           8636495
CONOCOPHILLIPS                 COM              20825C104     1152    23473 SH       Sole                             23473
CUMMINS INC                    COM              231021106    61960   951327 SH       Sole                            951327
CVS/CAREMARK CORP              COM              126650100     1313    44787 SH       Sole                             44787
DIRECTV CLASS A NEW            COM              25490A101   120466  3551461 SH       Sole                           3551461
DISNEY WALT CO                 COM              254687106   107558  3414529 SH       Sole                           3414529
DOW CHEM CO                    COM              260543103   101543  4280910 SH       Sole                           4280910
DU PONT E I DE NEMOURS & CO    COM              263534109    87615  2532962 SH       Sole                           2532962
E M C CORP MASS                COM              268648102      715    39045 SH       Sole                             39045
EXPRESS SCRIPTS INC            COM              302182100    95970  2041036 SH       Sole                           2041036
FORD MTR CO DEL                COM              345370860   109373 10850488 SH       Sole                          10850488
GENERAL DYNAMICS CORP          COM              369550108     5421    92569 SH       Sole                             92569
GENERAL ELECTRIC CO            COM              369604103     4132   286579 SH       Sole                            286579
GILEAD SCIENCES INC            COM              375558103    52730  1538211 SH       Sole                           1538211
GOOGLE INC CL A                COM              38259P508   121313   272643 SH       Sole                            272643
HEWLETT PACKARD CO             COM              428236103   167563  3871609 SH       Sole                           3871609
IBM CORP                       COM              459200101   163246  1322048 SH       Sole                           1322048

                                Atalanta Sosnoff
                                    FORM 13F
                        Atalanta Sosnoff Management, LLC
                                 June 30, 2010

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
INTEL CORP                     COM              458140100      789    40577 SH       Sole                             40577
ISHARES TRUST KLD SELECT SOCIA COM              464288802      392     8700 SH       Sole                              8700
JOHNSON & JOHNSON              COM              478160104     1095    18548 SH       Sole                             18548
JPMORGAN CHASE & CO            COM              46625H100   176698  4826503 SH       Sole                           4826503
KRAFT FOODS INC                COM              50075N104      902    32209 SH       Sole                             32209
LILLY ELI & CO                 COM              532457108      816    24355 SH       Sole                             24355
MARATHON OIL CORP              COM              565849106      971    31230 SH       Sole                             31230
MCDONALDS CORP                 COM              580135101     1578    23962 SH       Sole                             23962
MEDCOHEALTH SOLUTIONS INC      COM              58405U102    68641  1246201 SH       Sole                           1246201
MERCK & CO INC NEW             COM              58933Y105    42803  1223981 SH       Sole                           1223981
MICROSOFT CORP                 COM              594918104     1602    69601 SH       Sole                             69601
OCCIDENTAL PETE CORP           COM              674599105   148533  1925248 SH       Sole                           1925248
ORACLE CORP                    COM              68389X105   114069  5315407 SH       Sole                           5315407
PEABODY ENERGY CORPORATION     COM              704549104    38379   980798 SH       Sole                            980798
PEPSICO INC                    COM              713448108      774    12700 SH       Sole                             12700
PFIZER INC                     COM              717081103      179    12531 SH       Sole                             12531
PG&E CORP                      COM              69331C108     1000    24325 SH       Sole                             24325
PHILIP MORRIS INTERNATIONAL IN COM              718172109     1980    43191 SH       Sole                             43191
PNC BANK CORP                  COM              693475105    47039   832542 SH       Sole                            832542
PRECISION CASTPARTS CORP       COM              740189105    96750   940047 SH       Sole                            940047
RESEARCH IN MOTION LTD         COM              760975102      936    19010 SH       Sole                             19010
SALESFORCE.COM INC             COM              79466L302    56432   657557 SH       Sole                            657557
SCHLUMBERGER LTD               COM              806857108    83341  1505977 SH       Sole                           1505977
SOUTHERN CO                    COM              842587107      694    20850 SH       Sole                             20850
STARWOOD HOTELS&RESORTS WORLDW COM              85590A401    39665   957395 SH       Sole                            957395
TARGET CORP                    COM              87612E106      374     7615 SH       Sole                              7615
TEVA PHARMACEUTICAL IND LTD AD COM              881624209    79455  1528282 SH       Sole                           1528282
TRI VY CORP                    COM              895735108       31    30000 SH       Sole                             30000
UNION PAC CORP                 COM              907818108   151360  2177524 SH       Sole                           2177524
UNITED PARCEL SERVICES INC     COM              911312106    62444  1097631 SH       Sole                           1097631
UNITED TECHNOLOGIES CORP       COM              913017109    90553  1395054 SH       Sole                           1395054
VALE SA SPONSORED ADR          COM              91912E105    80910  3322806 SH       Sole                           3322806
VISA INC CL A                  COM              92826C839   103382  1461229 SH       Sole                           1461229
WAL MART STORES INC            COM              931142103     1480    30780 SH       Sole                             30780
WTS DIME BANCORP INC NEW       COM              25429Q110        8    19750 SH       Sole                             19750
FRANKLIN NY TAX FREE INCOME                     354130106      146 12445.641SH       Sole                         12445.641
FRANKLIN TEMPLETON INCOME SERI                  353496300       51 25809.523SH       Sole                         25809.523
ISHARES TRUST MSCI EAFE INDEX                   464287465      323 6942.000 SH       Sole                          6942.000
VANGUARD INTL EQUITY EMERGING                   922042858      257 6758.000 SH       Sole                          6758.000
REPORT SUMMARY                 73 DATA RECORDS             3753157            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


                                       2